SUBSEQUENT EVENT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 25, 2021	Dec. 31, 2020
Purchase Price		$ 0
Subsequent Event [Member] | Blue Hat Cayman
Purchase Price	$ 77,736,000
Share Price	$ 4